Investment Strategy - Goaltender ETF	May 08, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that principally invests based on signals from a trend-following strategy developed by the Fund’s sub-adviser, Ritholtz Wealth Management LLC (the “Sub-Adviser”), which seeks to adjust exposure to U.S. equity markets based on price trends over various periods typically ranging from six to ten months. The strategy is designed to maintain equity exposure during sustained market uptrends and to become more defensive during market downtrends. The signals from the strategy are generated monthly as of the last trading day of each month, and updated allocations apply for the following month.
Each month, the signals indicate exposure to U.S. equity markets through various sleeves, each tied to a particular U.S. equity market price index—either the Solactive GBS United States 500 Index (60% of the sleeves’ weight) or the Solactive United States Technology 100 Index (40% of the sleeves’ weight)—based on the price of the index relative to its simple moving average for periods ranging from six to ten months.
Each sleeve is evaluated independently. If at the end of a month, the value of the index for a particular sleeve closes above the index’s simple moving average for the applicable time period, that sleeve will be fully allocated for the subsequent month to the applicable index (“risk-on”). If at the end of a month, the value of the index for a particular sleeve closes at or below the index’s simple moving average for the applicable time period, that sleeve will be allocated for the subsequent month to a defensive position comprised of 50%
of exposure to the Solactive 1-3 Month US T-Bill Index and 50% to the Solactive GFS United States Low Volatility Index (“risk-off”). Descriptions of the risk-on and risk-off indexes are as follows:

Index	Description
Solactive GBS United States 500 Index	The index intends to track the performance of the largest 500 companies from the US stock market.
Solactive United States Technology 100 Index	The index intends to track the performance of the largest 100 companies from the NASDAQ Stock Exchange.
Solactive 1-3 Month US T-Bill Index	The index is comprised of USD denominated T-Bills with a time-to-maturity of 1 to 3 months.
Solactive GFS United States Low Volatility Index	The index intends to track the performance of companies from the Solactive GBS United States Large & Mid Cap Index that exhibit lower historical volatility characteristics.
Each month, the Sub-Adviser determines the mix of individual U.S. equity securities and/or ETFs to be held by the Fund based on the signals determined by the strategy described above. Generally, such individual U.S. equity securities will be constituents of the above-listed indexes or securities that are expected to produce similar risk and return characteristics for the Fund as the above-listed indexes. Alternatively, the Sub-Adviser may utilize ETFs that seek to track the returns of one of the above-listed indexes or whose holdings are expected to produce similar risk and return characteristics for the Fund as the above-listed indexes.
The Sub-Adviser will generally hold the positions chosen for each month consistent with the allocations of each sleeve of the strategy (subject to changes in the value of such holdings) until the next time the signal for the sleeve is toggled between risk-on and risk-off. As a result, the Fund’s allocation between the Solactive GBS United States 500 Index and the Solactive United States Technology 100 Index or its allocation between risk-on and risk-off positions may vary significantly over time. To reduce the impact of short-term market fluctuations, the Sub-Adviser may determine to override changes from risk-on to risk-off (i.e., keep the sleeve in a risk-on position) if the change would have been based on small, recent dips in an index’s price despite a general uptrend in that index (i.e., a false risk-off signal).
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a smaller number of issuers.